Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2024
Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2024
Prospectus Date	rr_ProspectusDate	Nov. 15, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A